Other Liabilities	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Other Liabilities	OTHER LIABILITIES
The Company has multiple office leases, maintenance vehicle leases and office equipment leases. Tricon has 14 leases for office space with fixed lease terms ranging from one to ten years remaining, along with 217 maintenance vehicles under five-year leases in connection with its property management operations.

The carrying value of the Company's lease obligations is as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Balance, beginning of year	$6,403	$6,524
Addition of lease obligation(1)	25,887	1,966
Interest expense	968	328
Cash payments	(2,466)	(2,415)
Balance, end of year	$30,792	$6,403

Current portion of lease obligations (Note 12)	$1,834	$1,804
Non-current portion of lease obligations	$28,958	$4,599
(1) Includes $21,638 resulting from a new office lease located in Tustin, California, which commenced on May 1, 2021 (Note 25).

As at December 31, 2021, the carrying value of the Company's lease obligations was $30,792 (December 31, 2020 - $6,403) and the carrying value of the right-of-use assets was $28,269 (December 31, 2020 - $6,018). During the year ended December 31, 2021, the Company incurred depreciation expense of $3,585 (2020 - $2,314) on the right-of-use assets.
The present value of the minimum lease payments required for the leases over the next five years and thereafter is as follows:

(in thousands of U.S. dollars)
2022	$3,045
2023	4,052
2024	4,486
2025	4,072
2026	3,791
2027 and thereafter	18,347
Minimum lease payments obligation	37,793
Imputed interest included in minimum lease payments	(7,001)
Lease obligations	$30,792

The current portion of lease obligations is included in amounts payable and accrued liabilities, and the non-current portion of lease obligations is classified as other liabilities.